Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY COMMONWEALTH TRUST
Prospectus Date	rr_ProspectusDate	Feb. 05, 2014
Document Creation Date	dei_DocumentCreationDate	Feb. 04, 2014